Shareholder Report, Average Annual Return (Details) 195794_Motley Fool Next Index ETF_TF_TSR Annual {TF}	12 Months Ended	56 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Motley Fool Next Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Motley Fool Next Index ETF (at NAV)
Average Annual Return, Percent	14.88%	4.64%
Russell 3000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	20.10%	11.59%
Russell Midcap Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Total Return Index
Average Annual Return, Percent	(1.16%)	4.97%
Motley Fool Next - Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Motley Fool Next - Total Return Index
Average Annual Return, Percent	15.42%	5.18%